Capital Group Central Corporate Bond Fund®
Investment portfolio
August 31, 2022
unaudited
Bonds, notes & other debt instruments 95.16% Corporate bonds, notes & loans 84.92% Financials 24.68%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	USD25,090	$25,063
ACE INA Holdings, Inc. 3.35% 2026	8,585	8,405
ACE INA Holdings, Inc. 4.35% 2045	400	377
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	45,371	40,024
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	53,329	45,368
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	80,257	64,814
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	9,311	7,300
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	29,508	21,757
American Express Co. 1.65% 2026	29,158	26,382
American Express Co. 2.55% 2027	19,139	17,784
American Express Co. 4.05% 2029	20,000	19,410
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	12,877	12,433
American International Group, Inc. 2.50% 2025	40,000	38,149
American International Group, Inc. 4.375% 2050	16,675	15,005
Aon Corp. 2.20% 2022	5,120	5,107
Aon Corp. / Aon Global Holdings PLC 3.90% 2052	13,176	10,950
Arthur J. Gallagher & Co. 3.50% 2051	5,864	4,475
Banco Santander, SA 5.147% 2025	12,400	12,346
Banco Santander, SA 5.294% 2027	23,800	23,308
Bank of America Corp. 0.81% 2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	8,628
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	11,162	10,655
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	20,970	19,435
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	13,180	13,176
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	14,333	12,770
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	88,826	70,086
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	17,812	14,103
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	68,301	54,572
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	98,529	80,610
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	60,744	50,407
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	34,398	28,542
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	61,016	60,515
Berkshire Hathaway Finance Corp. 4.20% 2048	28,365	26,440
Berkshire Hathaway Finance Corp. 4.25% 2049	8,075	7,626
Berkshire Hathaway, Inc. 3.85% 2052	5,112	4,419
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[1,2]	4,993	4,382
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	2,803	2,490
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	20,231	16,671
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	8,479	6,878
BNP Paribas 3.132% 2033 (USD-SOFR + 1.561% on 1/20/2032)[1,2]	1,135	925
BNP Paribas SA 3.052% 2031 (USD-SOFR + 1.507% on 1/13/2030)[1,2]	8,267	6,990
Canadian Imperial Bank of Commerce (CIBC) 3.60% 2032	23,033	21,058
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,901	1,448
Chubb INA Holdings, Inc. 3.05% 2061	5,077	3,608
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	9,671
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	20,541	19,106
Capital Group Central Corporate Bond Fund — Page 1 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	USD4,500	$4,413
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	4,364
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	9,275	7,762
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	44,744	36,628
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	29,593	25,065
Citigroup, Inc. 3.785% 2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	40,330	36,285
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	26,871	26,317
Cooperatieve Rabobank UA 2.625% 2024[2]	4,450	4,320
Corebridge Financial, Inc. 3.90% 2032[2]	37,593	33,800
Corebridge Financial, Inc. 4.35% 2042[2]	5,006	4,252
Corebridge Financial, Inc. 4.40% 2052[2]	13,246	11,072
Crédit Agricole SA 4.375% 2025[2]	11,115	10,937
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	9,725	8,552
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	5,000	4,966
Credit Suisse Group AG 3.80% 2023	12,100	12,044
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	11,964	10,375
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	32,544	27,368
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	31,046	23,482
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	15,850	14,800
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	10,347
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	32,356	28,535
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	21,982	18,685
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	15,675	12,824
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	10,700	9,484
GE Capital Funding, LLC 4.55% 2032	13,073	12,616
Goldman Sachs Group, Inc. 4.643% 2023[3]	1,465	1,478
Goldman Sachs Group, Inc. 3.50% 2025	33,751	33,014
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[1]	11,367	10,128
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	10,479	9,312
Goldman Sachs Group, Inc. 2.60% 2030	6,239	5,353
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	15,335	12,136
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	54,275	43,972
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	50,039	41,380
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	21,957	18,042
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	48,130	40,984
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	14,581
Groupe BPCE SA 5.15% 2024[2]	10,000	9,949
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	27,211
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	40,266	31,210
Groupe BPCE SA 5.748% 2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	15,090	14,890
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	7,550	7,155
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[1]	10,000	9,109
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[1]	3,000	2,766
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	22,810	20,120
HSBC Holdings PLC 4.755% 2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	47,829	46,150
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	34,408	28,498
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	2,134	2,009
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	36,930	33,373
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	11,111	8,786
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	11,111	8,823
HSBC Holdings PLC 2.871% 2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	15,883	12,634
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[1]	19,604	18,124
Intercontinental Exchange, Inc. 4.60% 2033	7,402	7,348
Intercontinental Exchange, Inc. 4.95% 2052	13,164	13,016
Capital Group Central Corporate Bond Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 3.00% 2060	USD14,780	$10,127
JPMorgan Chase & Co. 3.25% 2022	10,000	10,001
JPMorgan Chase & Co. 3.875% 2024	10,000	9,960
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	7,560	7,529
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	44,786	41,835
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,294
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	25,000	22,222
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,510
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	14,856	13,087
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	27,809	24,825
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	19,900	19,872
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	3,992
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	45,298	35,940
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	32,114	26,430
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	22,403	18,525
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	9,980	8,484
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	21,760	20,975
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	51,445	50,932
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	7,554	5,463
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	21,403	20,975
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	6,250	5,525
Marsh & McLennan Companies, Inc. 3.875% 2024	7,500	7,497
Marsh & McLennan Companies, Inc. 4.375% 2029	5,758	5,731
Marsh & McLennan Companies, Inc. 2.25% 2030	6,708	5,734
Marsh & McLennan Companies, Inc. 4.90% 2049	1,748	1,745
Marsh & McLennan Companies, Inc. 2.90% 2051	2,240	1,612
MetLife, Inc. 4.55% 2030	15,553	15,708
MetLife, Inc. 5.00% 2052	8,705	8,828
Metropolitan Life Global Funding I 1.95% 2023[2]	3,000	2,984
Metropolitan Life Global Funding I 0.95% 2025[2]	3,632	3,317
Metropolitan Life Global Funding I 1.55% 2031[2]	25,721	20,339
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	37,500	36,504
Mitsubishi UFJ Financial Group, Inc. 5.133% 2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	27,021	27,151
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[1]	20,000	19,694
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	16,250	16,182
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	8,807	8,180
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	17,472
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	15,557	13,783
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	59,269	55,695
Morgan Stanley 3.875% 2026	7,796	7,712
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	5,460	4,837
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	25,045	22,335
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	27,716	27,024
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	53,662	42,149
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	37,190	29,482
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	64,119	51,691
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	28,715	23,534
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[1]	9,838	8,377
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	22,825	22,747
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	698
New York Life Global Funding 2.35% 2026[2]	4,760	4,473
Capital Group Central Corporate Bond Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 3.25% 2027[2]	USD25,000	$24,114
New York Life Global Funding 1.20% 2030[2]	26,885	21,165
New York Life Insurance Company 3.75% 2050[2]	1,209	1,008
Northwestern Mutual Global Funding 0.80% 2026[2]	30,277	27,099
PNC Financial Services Group, Inc. 3.90% 2024	11,667	11,664
Prudential Financial, Inc. 3.878% 2028	325	319
Prudential Financial, Inc. 4.35% 2050	31,775	29,385
Prudential Financial, Inc. 3.70% 2051	7,435	6,163
Royal Bank of Canada 2.30% 2031	16,629	13,827
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	4,375	3,956
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	10,113	9,409
Toronto-Dominion Bank 1.15% 2025	4,000	3,685
Toronto-Dominion Bank 2.80% 2027	19,208	18,019
Toronto-Dominion Bank 3.20% 2032	14,952	13,312
Toronto-Dominion Bank 4.456% 2032	5,667	5,561
Travelers Companies, Inc. 4.00% 2047	11,455	10,227
Travelers Companies, Inc. 4.05% 2048	2,753	2,462
Travelers Companies, Inc. 4.10% 2049	1,040	938
Travelers Companies, Inc. 2.55% 2050	1,031	718
U.S. Bancorp 2.40% 2024	1,000	976
U.S. Bancorp 3.70% 2024	2,500	2,504
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[1]	56,697	51,837
U.S. Bank NA 2.85% 2023	25,000	24,954
U.S. Bank NA 3.40% 2023	12,945	12,918
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	12,975	11,445
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	6,500	5,688
Vigorous Champion International, Ltd. 4.25% 2029	685	611
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	88,139	84,247
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[1]	10,000	9,412
Wells Fargo & Company 3.00% 2026	14,293	13,605
Wells Fargo & Company 3.00% 2026	3,983	3,765
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	8,938	8,424
Wells Fargo & Company 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]	217	205
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	19,297	16,943
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	9,107	7,726
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	111,293	97,251
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	26,230	25,839
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	2,950	2,888
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	44,148	40,577
Westpac Banking Corp. 2.75% 2023	20,620	20,570
Westpac Banking Corp. 1.953% 2028	21,746	18,948
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	4,150	3,270
		3,426,864
Utilities 13.37%
AEP Texas, Inc. 3.45% 2051	9,168	7,120
AEP Transmission Co., LLC 3.65% 2050	1,735	1,433
AEP Transmission Co., LLC 2.75% 2051	13,691	9,600
Alabama Power Co. 3.00% 2052	8,580	6,346
Ameren Corp. 2.50% 2024	9,020	8,701
Ameren Corp. 1.75% 2028	7,540	6,476
Ameren Corp. 4.50% 2049	4,475	4,301
Capital Group Central Corporate Bond Fund — Page 4 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Company, Inc. 1.00% 2025	USD8,325	$7,465
American Electric Power Company, Inc. 3.25% 2050	775	554
American Transmission Systems, Inc. 2.65% 2032[2]	20,450	17,226
Atlantic City Electric Co. 2.30% 2031	2,175	1,882
CenterPoint Energy, Inc. 2.95% 2030	5,450	4,858
CenterPoint Energy, Inc. 2.65% 2031	19,147	16,371
Cleveland Electric Illuminating Co. 4.55% 2030[2]	27,195	26,626
CMS Energy Corp. 3.00% 2026	3,203	3,040
CMS Energy Corp. 3.45% 2027	6,679	6,357
Commonwealth Edison Co. 2.95% 2027	5,000	4,736
Connecticut Light and Power Co. 3.20% 2027	1,143	1,103
Connecticut Light and Power Co. 2.05% 2031	22,511	19,000
Consumers Energy Co. 3.80% 2028	12,103	11,749
Consumers Energy Co. 3.25% 2046	10,171	8,100
Consumers Energy Co. 3.10% 2050	23,876	18,546
Consumers Energy Co. 3.75% 2050	5,117	4,442
Consumers Energy Co. 2.65% 2052	24,847	17,470
Consumers Energy Co. 2.50% 2060	6,662	4,239
Dominion Energy, Inc. 2.25% 2031	3,875	3,215
Dominion Resources, Inc. 3.30% 2025	6,227	6,086
Dominion Resources, Inc. 3.375% 2030	11,614	10,578
Dominion Resources, Inc., junior subordinated, 3.071% 2024[1]	13,650	13,385
DTE Electric Co. 3.70% 2045	657	557
DTE Electric Co. 3.25% 2051	1,198	955
DTE Energy Company 1.90% 2028	5,218	4,633
DTE Energy Company 2.25% 2030	14,510	12,626
Duke Energy Carolinas, LLC 3.95% 2028	8,017	7,887
Duke Energy Carolinas, LLC 2.45% 2029	27,049	24,119
Duke Energy Carolinas, LLC 2.55% 2031	3,362	2,949
Duke Energy Carolinas, LLC 3.70% 2047	777	654
Duke Energy Carolinas, LLC 3.20% 2049	1,518	1,185
Duke Energy Corp. 3.95% 2023	985	986
Duke Energy Corp. 3.75% 2024	3,487	3,473
Duke Energy Corp. 2.55% 2031	2,079	1,738
Duke Energy Corp. 4.50% 2032	342	330
Duke Energy Corp. 5.00% 2052	8,000	7,612
Duke Energy Florida, LLC 3.20% 2027	10,387	10,068
Duke Energy Florida, LLC 2.50% 2029	22,001	19,599
Duke Energy Florida, LLC 1.75% 2030	12,000	9,976
Duke Energy Florida, LLC 3.00% 2051	845	625
Duke Energy Progress, LLC 3.45% 2029	10,000	9,549
Duke Energy Progress, LLC 2.00% 2031	17,195	14,283
Duke Energy Progress, LLC 2.50% 2050	7,109	4,880
Duke Energy Progress, LLC 2.90% 2051	13,825	10,144
Edison International 3.125% 2022	7,763	7,749
Edison International 3.55% 2024	12,747	12,468
Edison International 4.95% 2025	2,225	2,229
Edison International 5.75% 2027	34,805	35,305
Edison International 4.125% 2028	48,596	45,922
Emera US Finance, LP 0.833% 2024	6,250	5,856
Emera US Finance, LP 3.55% 2026	13,285	12,738
Emera US Finance, LP 2.639% 2031	27,375	22,666
Entergy Corp. 2.40% 2026	3,852	3,572
Entergy Corp. 3.12% 2027	5,975	5,650
Capital Group Central Corporate Bond Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 1.60% 2030	USD5,600	$4,485
Entergy Corp. 2.80% 2030	4,997	4,284
Entergy Corp. 2.40% 2031	32,675	26,547
Entergy Corp. 3.75% 2050	1,675	1,319
Entergy Louisiana, LLC 2.35% 2032	5,586	4,625
Entergy Louisiana, LLC 4.20% 2048	1,300	1,168
Entergy Louisiana, LLC 2.90% 2051	746	536
Entergy Louisiana, LLC 4.75% 2052	3,450	3,349
Entergy Texas, Inc. 1.75% 2031	13,065	10,499
Eversource Energy 1.65% 2030	9,197	7,362
FirstEnergy Corp. 3.50% 2028[2]	7,637	7,112
FirstEnergy Corp. 4.10% 2028[2]	25,775	24,923
FirstEnergy Corp. 2.65% 2030	4,976	4,253
FirstEnergy Corp. 3.40% 2050	9,265	6,655
FirstEnergy Transmission, LLC 2.866% 2028[2]	20,000	17,772
Florida Power & Light Company 2.45% 2032	22,910	19,910
Florida Power & Light Company 2.875% 2051	65,813	49,157
Gulf Power Co. 3.30% 2027	8,557	8,226
Jersey Central Power & Light Co. 4.30% 2026[2]	2,872	2,820
Jersey Central Power & Light Co. 2.75% 2032[2]	29,125	24,634
MidAmerican Energy Holdings Co. 3.75% 2023	10,000	10,003
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	20,564
MidAmerican Energy Holdings Co. 3.65% 2029	2,300	2,232
MidAmerican Energy Holdings Co. 3.65% 2048	1,931	1,627
Mississippi Power Co. 3.95% 2028	2,814	2,711
National Grid PLC 3.15% 2027[2]	275	254
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,392
NextEra Energy Capital Holdings, Inc. 2.75% 2029	2,071	1,847
NiSource Finance Corp. 5.00% 2052	4,925	4,782
Northeast Utilities 3.15% 2025	4,265	4,155
Northern States Power Co. 2.90% 2050	2,015	1,516
Northern States Power Co. 2.60% 2051	27,847	19,736
Northern States Power Co. 3.20% 2052	6,483	5,080
Northern States Power Co. 4.50% 2052	6,336	6,166
Oncor Electric Delivery Company, LLC 0.55% 2025	20,500	18,447
Oncor Electric Delivery Company, LLC 2.70% 2051	5,366	3,842
Pacific Gas and Electric Co. 3.25% 2023	1,700	1,684
Pacific Gas and Electric Co. 3.85% 2023	4,828	4,782
Pacific Gas and Electric Co. 3.40% 2024	8,018	7,738
Pacific Gas and Electric Co. 3.50% 2025	4,275	4,079
Pacific Gas and Electric Co. 2.95% 2026	30,250	27,518
Pacific Gas and Electric Co. 3.15% 2026	5,943	5,514
Pacific Gas and Electric Co. 2.10% 2027	33,709	28,538
Pacific Gas and Electric Co. 3.30% 2027	16,384	14,426
Pacific Gas and Electric Co. 3.30% 2027	14,841	13,260
Pacific Gas and Electric Co. 3.75% 2028	6,626	5,839
Pacific Gas and Electric Co. 4.65% 2028	18,130	16,574
Pacific Gas and Electric Co. 4.55% 2030	80,130	71,365
Pacific Gas and Electric Co. 2.50% 2031	142,368	109,044
Pacific Gas and Electric Co. 3.25% 2031	1,750	1,413
Pacific Gas and Electric Co. 3.30% 2040	19,774	13,909
Pacific Gas and Electric Co. 4.20% 2041	25,786	19,224
Pacific Gas and Electric Co. 3.50% 2050	39,530	26,294
PacifiCorp 3.30% 2051	1,850	1,434
Capital Group Central Corporate Bond Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp, First Mortgage Bonds, 4.125% 2049	USD10,910	$9,696
Peco Energy Co. 2.85% 2051	1,501	1,096
PECO Energy Co. 2.80% 2050	975	711
Pennsylvania Electric Co. 3.25% 2028[2]	3,000	2,780
Progress Energy, Inc. 7.00% 2031	6,700	7,450
Public Service Company of Colorado 1.875% 2031	9,750	8,133
Public Service Electric and Gas Co. 3.05% 2024	10,065	9,856
Public Service Electric and Gas Co. 0.95% 2026	12,660	11,403
Public Service Electric and Gas Co. 3.65% 2028	5,838	5,657
Public Service Electric and Gas Co. 3.20% 2029	10,000	9,464
Public Service Electric and Gas Co. 2.45% 2030	2,005	1,793
Public Service Electric and Gas Co. 1.90% 2031	9,522	7,943
Public Service Electric and Gas Co. 3.10% 2032	23,642	21,660
Public Service Electric and Gas Co. 3.85% 2049	6,758	5,901
Public Service Electric and Gas Co. 2.05% 2050	32,513	20,187
Public Service Electric and Gas Co. 3.00% 2051	638	480
Public Service Enterprise Group, Inc. 2.65% 2022	6,590	6,582
Public Service Enterprise Group, Inc. 3.00% 2027	1,663	1,597
Public Service Enterprise Group, Inc. 2.45% 2031	6,204	5,185
Public Service Enterprise Group, Inc. 3.20% 2049	367	288
Puget Energy, Inc. 3.65% 2025	8,500	8,222
San Diego Gas & Electric Co. 1.70% 2030	12,634	10,396
San Diego Gas & Electric Co. 3.00% 2032	752	669
San Diego Gas & Electric Co. 2.95% 2051	4,025	2,982
Southern California Edison Co. 0.975% 2024	25,554	24,077
Southern California Edison Co. 1.10% 2024	3,535	3,366
Southern California Edison Co. 4.70% 2027	3,705	3,718
Southern California Edison Co. 3.65% 2028	18,033	17,166
Southern California Edison Co. 2.85% 2029	53,601	47,296
Southern California Edison Co. 4.20% 2029	8,823	8,546
Southern California Edison Co. 2.25% 2030	10,515	8,827
Southern California Edison Co. 2.50% 2031	12,500	10,461
Southern California Edison Co. 5.75% 2035	8,218	8,381
Southern California Edison Co. 4.00% 2047	25,420	20,620
Southern California Edison Co. 4.125% 2048	160	133
Southern California Edison Co. 3.65% 2050	8,253	6,328
Southern California Edison Co. 2.95% 2051	8,786	5,937
Southern California Edison Co. 3.45% 2052	2,574	1,979
Southern California Edison Co., Series C, 3.60% 2045	7,212	5,501
Southwestern Electric Power Co. 3.25% 2051	17,427	12,645
Tampa Electric Co. 2.60% 2022	1,200	1,200
Union Electric Co. 2.15% 2032	26,450	21,743
Union Electric Co. 2.625% 2051	1,867	1,295
Union Electric Co. 3.90% 2052	8,134	7,168
Virginia Electric and Power Co. 3.45% 2024	1,860	1,850
Virginia Electric and Power Co. 2.95% 2026	4,000	3,822
Virginia Electric and Power Co. 3.80% 2028	8,247	8,070
Virginia Electric and Power Co. 2.875% 2029	7,796	7,133
Virginia Electric and Power Co. 2.30% 2031	6,807	5,793
Virginia Electric and Power Co. 2.40% 2032	24,296	20,783
Virginia Electric and Power Co. 2.45% 2050	15,392	10,368
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,330
Wisconsin Electric Power Co. 2.85% 2051	10,375	7,583
Wisconsin Power and Light Co. 1.95% 2031	5,900	4,831
Capital Group Central Corporate Bond Fund — Page 7 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 3.95% 2032	USD8,510	$8,139
Wisconsin Power and Light Co. 3.65% 2050	800	660
Xcel Energy, Inc. 3.35% 2026	30,000	28,855
Xcel Energy, Inc. 1.75% 2027	14,675	13,190
Xcel Energy, Inc. 2.60% 2029	46,160	40,486
Xcel Energy, Inc. 3.40% 2030	18,901	17,356
Xcel Energy, Inc. 2.35% 2031	28,700	23,735
Xcel Energy, Inc. 4.60% 2032	6,545	6,503
Xcel Energy, Inc. 3.50% 2049	10,641	8,293
		1,856,911
Communication services 8.17%
Alphabet, Inc. 1.10% 2030	10,790	8,805
Alphabet, Inc. 2.05% 2050	13,105	8,656
Alphabet, Inc. 2.25% 2060	2,455	1,569
AT&T, Inc. 2.30% 2027	14,834	13,508
AT&T, Inc. 1.65% 2028	30,775	26,457
AT&T, Inc. 4.35% 2029	25,000	24,410
AT&T, Inc. 4.30% 2030	21,111	20,267
AT&T, Inc. 2.75% 2031	61,863	53,066
AT&T, Inc. 2.25% 2032	32,737	26,444
AT&T, Inc. 2.55% 2033	42,428	33,843
AT&T, Inc. 3.50% 2053	110,778	81,803
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,501
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.908% 2025	7,500	7,478
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,298
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	3,724
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,109
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031	40,170	32,598
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032	14,140	10,767
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033	8,000	7,081
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 2049	570	463
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.80% 2050	800	629
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.70% 2051	56,466	37,734
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.90% 2052	8,780	5,958
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 2053	24,296	20,370
Comcast Corp. 3.95% 2025	4,175	4,170
Comcast Corp. 3.15% 2026	5,607	5,460
Comcast Corp. 2.35% 2027	3,220	3,001
Comcast Corp. 3.30% 2027	7,500	7,253
Comcast Corp. 3.15% 2028	7,500	7,128
Comcast Corp. 2.65% 2030	10,228	9,058
Comcast Corp. 3.40% 2030	2,705	2,530
Comcast Corp. 1.95% 2031	1,094	910
Comcast Corp. 2.80% 2051	14,860	10,297
Comcast Corp. 2.887% 2051	2,000	1,411
Comcast Corp. 2.45% 2052	22,718	14,753
Discovery Communications, Inc. 3.625% 2030	7,820	6,862
Discovery Communications, Inc. 4.65% 2050	2,558	1,947
Magallanes, Inc. 4.279% 2032[2]	20,865	18,196
Magallanes, Inc. 5.05% 2042[2]	21,998	18,017
Magallanes, Inc. 5.141% 2052[2]	51,784	41,532
Magallanes, Inc. 5.391% 2062[2]	19,644	15,805
Netflix, Inc. 4.875% 2028	57,715	56,204
Capital Group Central Corporate Bond Fund — Page 8 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 5.875% 2028	USD62,737	$63,597
Netflix, Inc. 5.375% 2029[2]	21,469	21,185
Netflix, Inc. 6.375% 2029	25,397	26,326
Netflix, Inc. 4.875% 2030[2]	30,302	28,983
T-Mobile US, Inc. 3.50% 2025	12,285	12,001
T-Mobile US, Inc. 1.50% 2026	17,750	15,994
T-Mobile US, Inc. 3.75% 2027	10,000	9,595
T-Mobile US, Inc. 2.05% 2028	9,185	7,981
T-Mobile US, Inc. 3.875% 2030	14,841	13,728
T-Mobile US, Inc. 2.55% 2031	8,642	7,200
T-Mobile US, Inc. 2.875% 2031	742	628
T-Mobile US, Inc. 2.70% 2032	3,725	3,106
T-Mobile US, Inc. 3.00% 2041	12,181	8,928
T-Mobile US, Inc. 3.30% 2051	15,785	11,323
T-Mobile US, Inc. 3.40% 2052	28,808	20,838
Verizon Communications, Inc. 3.00% 2027	12,377	11,719
Verizon Communications, Inc. 4.125% 2027	6,980	6,938
Verizon Communications, Inc. 4.329% 2028	7,846	7,749
Verizon Communications, Inc. 3.875% 2029	4,464	4,302
Verizon Communications, Inc. 4.016% 2029	11,676	11,214
Verizon Communications, Inc. 1.68% 2030	6,724	5,356
Verizon Communications, Inc. 1.75% 2031	53,186	42,252
Verizon Communications, Inc. 2.55% 2031	31,826	26,929
Verizon Communications, Inc. 2.65% 2040	46,735	33,778
Verizon Communications, Inc. 2.85% 2041	690	512
Verizon Communications, Inc. 3.40% 2041	39,178	31,605
Verizon Communications, Inc. 2.875% 2050	36,157	24,941
Verizon Communications, Inc. 3.55% 2051	7,183	5,653
Vodafone Group PLC 4.125% 2025	2,500	2,492
Vodafone Group PLC 5.25% 2048	3,750	3,468
Vodafone Group PLC 4.25% 2050	1,900	1,557
Walt Disney Company 1.75% 2026	1,950	1,817
Walt Disney Company 3.60% 2051	7,008	5,880
		1,134,647
Health care 7.97%
AbbVie, Inc. 2.30% 2022	17,956	17,921
AbbVie, Inc. 2.90% 2022	10,000	9,993
AbbVie, Inc. 2.60% 2024	16,000	15,467
AbbVie, Inc. 3.60% 2025	7,960	7,817
AbbVie, Inc. 3.80% 2025	5,573	5,510
AbbVie, Inc. 2.95% 2026	30,984	29,243
AbbVie, Inc. 3.20% 2029	23,370	21,363
AbbVie, Inc. 4.75% 2045	2,404	2,249
Aetna, Inc. 2.80% 2023	1,095	1,085
AmerisourceBergen Corp. 0.737% 2023	12,169	11,988
AmerisourceBergen Corp. 2.70% 2031	49,102	41,879
Amgen, Inc. 2.20% 2027	4,014	3,691
Amgen, Inc. 4.05% 2029	14,530	14,144
Amgen, Inc. 2.00% 2032	15,123	12,326
Amgen, Inc. 4.20% 2033	36,750	35,463
Amgen, Inc. 3.15% 2040	3,515	2,782
Amgen, Inc. 3.375% 2050	8,850	6,770
Amgen, Inc. 4.20% 2052	2,715	2,369
Capital Group Central Corporate Bond Fund — Page 9 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.875% 2053	USD19,000	$18,471
Amgen, Inc. 4.40% 2062	7,664	6,659
Anthem, Inc. 2.95% 2022	12,000	11,980
Anthem, Inc. 4.10% 2032	8,581	8,267
Anthem, Inc. 4.55% 2052	7,712	7,261
AstraZeneca Finance, LLC 1.75% 2028	15,458	13,663
AstraZeneca Finance, LLC 2.25% 2031	5,544	4,808
AstraZeneca PLC 3.375% 2025	2,125	2,087
AstraZeneca PLC 0.70% 2026	33,069	29,462
AstraZeneca PLC 4.00% 2029	19,681	19,679
AstraZeneca PLC 1.375% 2030	20,505	16,841
AstraZeneca PLC 2.125% 2050	3,568	2,331
AstraZeneca PLC 3.00% 2051	1,432	1,123
Baxter International, Inc. 2.539% 2032	16,660	13,779
Baxter International, Inc. 3.132% 2051	5,263	3,702
Bayer US Finance II, LLC 4.375% 2028[2]	22,436	21,585
Becton, Dickinson and Company 3.363% 2024	5,211	5,152
Becton, Dickinson and Company 3.734% 2024	412	409
Boston Scientific Corp. 3.45% 2024	4,952	4,917
Boston Scientific Corp. 1.90% 2025	12,361	11,656
Boston Scientific Corp. 2.65% 2030	14,202	12,415
Boston Scientific Corp. 4.70% 2049	170	163
Bristol-Myers Squibb Company 3.875% 2025	619	616
Bristol-Myers Squibb Company 3.20% 2026	5,546	5,438
Bristol-Myers Squibb Company 3.40% 2029	3,314	3,165
Bristol-Myers Squibb Company 1.45% 2030	5,966	4,878
Centene Corp. 4.25% 2027	9,190	8,740
Centene Corp. 2.45% 2028	53,045	44,814
Centene Corp. 4.625% 2029	19,560	18,454
Centene Corp. 3.00% 2030	22,250	18,629
Centene Corp. 3.375% 2030	2,687	2,308
Centene Corp. 2.50% 2031	23,930	19,129
Centene Corp. 2.625% 2031	13,005	10,403
Cigna Corp. 2.375% 2031	1,358	1,143
CVS Health Corp. 1.30% 2027	10,000	8,663
CVS Health Corp. 3.25% 2029	4,775	4,368
CVS Health Corp. 1.75% 2030	7,924	6,415
CVS Health Corp. 1.875% 2031	9,225	7,430
Eli Lilly and Company 3.375% 2029	7,917	7,677
EMD Finance, LLC 3.25% 2025[2]	18,845	18,339
Gilead Sciences, Inc. 2.80% 2050	1,085	745
GlaxoSmithKline PLC 3.625% 2025	13,165	13,100
GlaxoSmithKline PLC 3.875% 2028	3,425	3,371
GlaxoSmithKline PLC 3.375% 2029	24,451	23,295
HCA, Inc. 4.125% 2029	2,250	2,074
HCA, Inc. 3.625% 2032[2]	14,141	12,229
HCA, Inc. 4.625% 2052[2]	15,153	12,564
Humana, Inc. 3.70% 2029	17,078	16,149
Johnson & Johnson 2.10% 2040	4,610	3,359
Johnson & Johnson 2.25% 2050	1,450	1,004
Kaiser Foundation Hospitals 2.81% 2041	10,220	7,843
Merck & Co., Inc. 2.90% 2024	9,066	8,984
Merck & Co., Inc. 1.70% 2027	20,527	18,636
Merck & Co., Inc. 1.45% 2030	4,493	3,719
Capital Group Central Corporate Bond Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 4.00% 2049	USD3,170	$2,882
Novartis Capital Corp. 2.00% 2027	5,000	4,647
Novartis Capital Corp. 2.20% 2030	14,257	12,550
Partners HealthCare System, Inc. 3.192% 2049	1,920	1,478
Pfizer, Inc. 3.20% 2023	25,389	25,294
Pfizer, Inc. 2.95% 2024	12,137	12,024
Pfizer, Inc. 3.45% 2029	23,241	22,468
Pfizer, Inc. 1.70% 2030	22,522	19,071
Roche Holdings, Inc. 1.93% 2028[2]	31,146	27,285
Roche Holdings, Inc. 2.076% 2031[2]	53,650	45,236
Shire PLC 3.20% 2026	13,937	13,330
Summa Health 3.511% 2051	2,320	1,787
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	5,780	5,865
Thermo Fisher Scientific, Inc. 2.00% 2031	2,372	1,999
Thermo Fisher Scientific, Inc. 2.80% 2041	4,325	3,359
UnitedHealth Group, Inc. 2.375% 2024	625	611
UnitedHealth Group, Inc. 3.70% 2025	2,180	2,168
UnitedHealth Group, Inc. 3.75% 2025	4,090	4,079
UnitedHealth Group, Inc. 1.25% 2026	12,524	11,486
UnitedHealth Group, Inc. 3.875% 2028	2,500	2,462
UnitedHealth Group, Inc. 2.875% 2029	1,915	1,760
UnitedHealth Group, Inc. 2.00% 2030	30,060	25,649
UnitedHealth Group, Inc. 2.30% 2031	1,074	919
UnitedHealth Group, Inc. 4.20% 2032	11,497	11,381
UnitedHealth Group, Inc. 3.05% 2041	16,450	13,169
UnitedHealth Group, Inc. 4.45% 2048	13,315	12,689
UnitedHealth Group, Inc. 3.70% 2049	2,760	2,354
UnitedHealth Group, Inc. 3.25% 2051	7,753	6,101
UnitedHealth Group, Inc. 4.75% 2052	20,281	20,113
UnitedHealth Group, Inc. 4.95% 2062	16,927	16,989
		1,107,356
Industrials 6.63%
Boeing Company 2.80% 2024	2,999	2,932
Boeing Company 4.875% 2025	1,500	1,505
Boeing Company 2.196% 2026	40,688	37,249
Boeing Company 2.75% 2026	79,490	74,408
Boeing Company 3.10% 2026	7,750	7,324
Boeing Company 3.25% 2028	55,094	50,071
Boeing Company 5.15% 2030	56,998	56,156
Boeing Company 3.625% 2031	30,955	27,422
Boeing Company 3.60% 2034	34,795	28,340
Boeing Company 3.90% 2049	4,696	3,427
Boeing Company 3.75% 2050	586	421
Boeing Company 5.805% 2050	9,909	9,522
Burlington Northern Santa Fe, LLC 3.05% 2051	9,535	7,371
Burlington Northern Santa Fe, LLC 3.30% 2051	4,780	3,848
Burlington Northern Santa Fe, LLC 2.875% 2052	1,470	1,088
Canadian Pacific Railway, Ltd. 1.75% 2026	12,099	10,985
Canadian Pacific Railway, Ltd. 2.45% 2031	28,316	24,215
Canadian Pacific Railway, Ltd. 3.00% 2041	23,405	18,465
Canadian Pacific Railway, Ltd. 3.10% 2051	28,847	21,343
Carrier Global Corp. 2.242% 2025	2,097	1,994
Carrier Global Corp. 2.493% 2027	851	784
Capital Group Central Corporate Bond Fund — Page 11 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.722% 2030	USD7,904	$6,838
Carrier Global Corp. 3.377% 2040	3,750	2,955
Carrier Global Corp. 3.577% 2050	5,814	4,446
CSX Corp. 3.80% 2028	28,360	27,813
CSX Corp. 4.25% 2029	12,943	12,816
CSX Corp. 2.40% 2030	5,892	5,146
CSX Corp. 4.30% 2048	14,250	12,954
CSX Corp. 3.35% 2049	873	685
CSX Corp. 4.50% 2049	6,729	6,332
CSX Corp. 2.50% 2051	15,870	10,514
CSX Corp. 4.50% 2052	9,231	8,614
Eaton Corp. 4.15% 2033	4,728	4,563
Eaton Corp. 4.70% 2052	10,529	10,270
Emerson Electric Co. 1.80% 2027	14,050	12,623
Emerson Electric Co. 1.95% 2030	5,950	5,078
General Dynamics Corp. 2.25% 2031	4,906	4,262
General Electric Capital Corp. 4.418% 2035	30,888	29,241
General Electric Capital Corp., Series A, 6.75% 2032	5,875	6,658
Honeywell International, Inc. 2.70% 2029	22,741	20,902
Honeywell International, Inc. 1.95% 2030	2,000	1,725
Masco Corp. 1.50% 2028	5,606	4,725
Masco Corp. 2.00% 2031	8,049	6,429
Norfolk Southern Corp. 2.55% 2029	3,485	3,104
Norfolk Southern Corp. 3.40% 2049	2,406	1,901
Norfolk Southern Corp. 3.05% 2050	3,876	2,860
Norfolk Southern Corp. 4.55% 2053	10,986	10,376
Northrop Grumman Corp. 3.25% 2028	15,000	14,244
Otis Worldwide Corp. 2.056% 2025	4,114	3,886
Otis Worldwide Corp. 2.565% 2030	8,015	6,908
Otis Worldwide Corp. 3.112% 2040	5,000	3,829
Raytheon Technologies Corp. 1.90% 2031	65,301	52,751
Raytheon Technologies Corp. 2.375% 2032	12,140	10,205
Raytheon Technologies Corp. 3.125% 2050	13,901	10,367
Raytheon Technologies Corp. 2.82% 2051	10,450	7,321
Raytheon Technologies Corp. 3.03% 2052	5,000	3,647
Republic Services, Inc. 2.375% 2033	12,970	10,609
Union Pacific Corp. 3.15% 2024	21,052	20,871
Union Pacific Corp. 3.75% 2025	21,948	21,872
Union Pacific Corp. 2.40% 2030	3,000	2,646
Union Pacific Corp. 2.80% 2032	27,970	24,891
Union Pacific Corp. 2.891% 2036	49,415	41,181
Union Pacific Corp. 3.375% 2042	4,360	3,671
Union Pacific Corp. 4.30% 2049	12,301	11,475
Union Pacific Corp. 3.25% 2050	424	334
Union Pacific Corp. 2.95% 2052	6,296	4,629
Union Pacific Corp. 3.50% 2053	6,170	5,024
Union Pacific Corp. 3.95% 2059	1,410	1,208
Union Pacific Corp. 3.839% 2060	8,087	6,802
Union Pacific Corp. 3.75% 2070	2,443	1,957
Union Pacific Corp. 3.799% 2071	10,530	8,477
United Technologies Corp. 3.95% 2025	2,000	2,001
Capital Group Central Corporate Bond Fund — Page 12 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 4.125% 2028	USD9,295	$9,110
Waste Management, Inc. 4.15% 2032	17,780	17,381
		919,997
Consumer staples 6.31%
7-Eleven, Inc. 0.80% 2024[2]	8,660	8,240
7-Eleven, Inc. 0.95% 2026[2]	18,880	16,774
7-Eleven, Inc. 1.30% 2028[2]	34,295	28,660
7-Eleven, Inc. 1.80% 2031[2]	85,560	67,273
7-Eleven, Inc. 2.80% 2051[2]	7,755	5,078
Altria Group, Inc. 2.35% 2025	3,666	3,489
Altria Group, Inc. 2.625% 2026	1,375	1,286
Altria Group, Inc. 4.40% 2026	8,148	8,109
Altria Group, Inc. 4.80% 2029	4,576	4,435
Altria Group, Inc. 3.40% 2030	437	380
Altria Group, Inc. 2.45% 2032	12,000	9,078
Altria Group, Inc. 5.80% 2039	14,635	13,559
Altria Group, Inc. 4.50% 2043	5,466	4,166
Altria Group, Inc. 3.875% 2046	6,139	4,265
Altria Group, Inc. 5.95% 2049	2,522	2,268
Altria Group, Inc. 4.45% 2050	6,489	4,689
Altria Group, Inc. 3.70% 2051	26,629	17,375
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	12,500	11,890
Anheuser-Busch InBev NV 4.00% 2028	66,527	65,801
Anheuser-Busch InBev NV 4.75% 2029	11,513	11,757
Anheuser-Busch InBev NV 3.50% 2030	15,000	14,115
Anheuser-Busch InBev NV 5.45% 2039	7,344	7,584
Anheuser-Busch InBev NV 4.35% 2040	15,000	13,668
Anheuser-Busch InBev NV 4.439% 2048	660	588
Anheuser-Busch InBev NV 5.55% 2049	10,326	10,760
Anheuser-Busch InBev NV 4.50% 2050	2,560	2,325
British American Tobacco International Finance PLC 3.95% 2025[2]	16,500	16,137
British American Tobacco PLC 2.789% 2024	4,000	3,878
British American Tobacco PLC 3.222% 2024	22,000	21,497
British American Tobacco PLC 3.215% 2026	21,850	20,430
British American Tobacco PLC 3.557% 2027	52,664	48,407
British American Tobacco PLC 4.70% 2027	6,420	6,253
British American Tobacco PLC 2.259% 2028	21,130	17,853
British American Tobacco PLC 3.462% 2029	2,000	1,729
British American Tobacco PLC 4.906% 2030	10,850	10,234
British American Tobacco PLC 2.726% 2031	29,000	23,249
British American Tobacco PLC 4.39% 2037	7,961	6,306
British American Tobacco PLC 3.734% 2040	5,935	4,151
British American Tobacco PLC 4.54% 2047	8,798	6,433
British American Tobacco PLC 4.758% 2049	8,359	6,290
British American Tobacco PLC 3.984% 2050	7,089	4,828
British American Tobacco PLC 5.65% 2052	9,168	7,794
Conagra Brands, Inc. 4.30% 2024	5,000	5,001
Conagra Brands, Inc. 4.60% 2025	6,790	6,788
Conagra Brands, Inc. 1.375% 2027	5,165	4,324
Conagra Brands, Inc. 5.30% 2038	73	70
Conagra Brands, Inc. 5.40% 2048	10,315	9,863
Constellation Brands, Inc. 3.60% 2028	5,313	5,052
Constellation Brands, Inc. 2.875% 2030	3,082	2,689
Capital Group Central Corporate Bond Fund — Page 13 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 2.25% 2031	USD24,098	$19,666
Constellation Brands, Inc. 4.75% 2032	24,906	24,575
Keurig Dr Pepper, Inc. 4.417% 2025	3,581	3,608
Keurig Dr Pepper, Inc. 3.20% 2030	2,894	2,598
Keurig Dr Pepper, Inc. 3.80% 2050	3,185	2,481
Nestlé Holdings, Inc. 1.875% 2031[2]	20,000	16,800
Nestlé Holdings, Inc. 2.625% 2051[2]	12,000	8,776
PepsiCo, Inc. 1.625% 2030	10,255	8,667
PepsiCo, Inc. 1.40% 2031	14,189	11,606
PepsiCo, Inc. 1.95% 2031	63,521	53,838
PepsiCo, Inc. 2.625% 2041	8,214	6,455
Philip Morris International, Inc. 2.50% 2022	5,000	4,994
Philip Morris International, Inc. 1.125% 2023	10,000	9,834
Philip Morris International, Inc. 2.875% 2024	15,827	15,618
Philip Morris International, Inc. 1.50% 2025	1,004	943
Philip Morris International, Inc. 3.375% 2025	27,395	26,980
Philip Morris International, Inc. 3.375% 2029	13,006	11,710
Philip Morris International, Inc. 1.75% 2030	14,239	11,023
Philip Morris International, Inc. 2.10% 2030	9,300	7,497
Philip Morris International, Inc. 3.875% 2042	5,950	4,482
Philip Morris International, Inc. 4.125% 2043	1,639	1,292
Philip Morris International, Inc. 4.25% 2044	1,532	1,214
Reynolds American, Inc. 4.45% 2025	20,220	20,038
Reynolds American, Inc. 5.70% 2035	1,555	1,436
Reynolds American, Inc. 5.85% 2045	27,544	23,318
		876,317
Information technology 5.89%
Adobe, Inc. 1.90% 2025	7,105	6,812
Adobe, Inc. 2.15% 2027	25,694	24,101
Adobe, Inc. 2.30% 2030	13,520	12,041
Analog Devices, Inc. 2.10% 2031	6,258	5,305
Analog Devices, Inc. 2.80% 2041	4,230	3,303
Analog Devices, Inc. 2.95% 2051	7,728	5,860
Apple, Inc. 3.00% 2024	3,750	3,721
Apple, Inc. 0.55% 2025	19,854	18,127
Apple, Inc. 1.125% 2025	16,784	15,691
Apple, Inc. 1.65% 2030	15,000	12,745
Apple, Inc. 1.65% 2031	10,309	8,593
Apple, Inc. 3.35% 2032	30,000	28,393
Apple, Inc. 2.65% 2051	18,220	13,361
Apple, Inc. 3.95% 2052	61,990	57,303
Apple, Inc. 2.80% 2061	3,513	2,488
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	14,083	13,545
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.50% 2028	3,000	2,788
Broadcom, Inc. 4.00% 2029[2]	3,863	3,581
Broadcom, Inc. 4.75% 2029	11,650	11,461
Broadcom, Inc. 4.15% 2030	17,050	15,565
Broadcom, Inc. 4.30% 2032	9,741	8,780
Broadcom, Inc. 3.419% 2033[2]	20,000	16,513
Broadcom, Inc. 3.469% 2034[2]	68,046	55,157
Broadcom, Inc. 3.137% 2035[2]	7,158	5,430
Broadcom, Inc. 3.187% 2036[2]	10,500	7,813
Broadcom, Inc. 3.50% 2041[2]	9,181	6,896
Capital Group Central Corporate Bond Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.75% 2051[2]	USD19,723	$14,482
Fidelity National Information Services, Inc. 2.25% 2031	5,450	4,449
Fiserv, Inc. 3.50% 2029	2,781	2,549
Fiserv, Inc. 2.65% 2030	5,541	4,725
Global Payments, Inc. 2.90% 2030	7,194	6,064
Global Payments, Inc. 2.90% 2031	9,667	7,839
Intuit, Inc. 1.35% 2027	5,000	4,406
Mastercard, Inc. 3.30% 2027	18,000	17,631
Mastercard, Inc. 3.35% 2030	17,519	16,694
Mastercard, Inc. 1.90% 2031	11,468	9,802
Mastercard, Inc. 3.85% 2050	1,980	1,797
Mastercard, Inc. 2.95% 2051	6,611	5,109
Microsoft Corp. 2.875% 2024	5,150	5,099
Microsoft Corp. 3.125% 2025	3,250	3,199
Microsoft Corp. 2.40% 2026	15,000	14,326
Microsoft Corp. 3.30% 2027	35,655	35,063
Microsoft Corp. 2.525% 2050	436	318
Microsoft Corp. 2.921% 2052	10,714	8,446
Oracle Corp. 2.30% 2028	7,933	6,903
Oracle Corp. 2.875% 2031	56,486	46,878
Oracle Corp. 3.60% 2040	7,345	5,349
Oracle Corp. 3.65% 2041	7,960	5,848
Oracle Corp. 3.60% 2050	41,974	28,623
Oracle Corp. 3.95% 2051	10,246	7,370
PayPal Holdings, Inc. 2.85% 2029	3,397	3,077
PayPal Holdings, Inc. 2.30% 2030	733	631
PayPal Holdings, Inc. 4.40% 2032	30,000	29,578
PayPal Holdings, Inc. 3.25% 2050	913	690
PayPal Holdings, Inc. 5.05% 2052	25,115	24,536
salesforce.com, inc. 1.95% 2031	8,925	7,526
salesforce.com, inc. 2.70% 2041	9,200	7,027
salesforce.com, inc. 2.90% 2051	10,588	7,832
ServiceNow, Inc. 1.40% 2030	66,449	52,178
VeriSign, Inc. 2.70% 2031	2,524	2,075
Visa, Inc. 3.15% 2025	8,000	7,823
Visa, Inc. 2.05% 2030	30,500	26,775
Visa, Inc. 1.10% 2031	19,758	15,822
Visa, Inc. 2.70% 2040	4,310	3,450
		817,362
Energy 3.84%
Baker Hughes Co. 2.061% 2026	4,074	3,711
BP Capital Markets America, Inc. 2.772% 2050	10,111	7,106
Canadian Natural Resources, Ltd. 2.95% 2023	17,520	17,430
Canadian Natural Resources, Ltd. 2.05% 2025	11,363	10,587
Canadian Natural Resources, Ltd. 3.85% 2027	20,746	19,824
Canadian Natural Resources, Ltd. 2.95% 2030	6,104	5,325
Canadian Natural Resources, Ltd. 4.95% 2047	1,027	973
Cheniere Energy, Inc. 3.70% 2029	6,860	6,313
Chevron Corp. 1.554% 2025	1,950	1,841
Chevron Corp. 2.236% 2030	34,096	29,925
Chevron Corp. 3.078% 2050	7,101	5,663
Chevron USA, Inc. 0.687% 2025	4,896	4,475
Chevron USA, Inc. 1.018% 2027	6,577	5,738
Capital Group Central Corporate Bond Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron USA, Inc. 3.25% 2029	USD4,050	$3,794
Chevron USA, Inc. 2.343% 2050	1,497	1,035
ConocoPhillips 3.80% 2052	14,139	12,198
Continental Resources, Inc. 2.875% 2032[2]	4,172	3,262
Diamondback Energy, Inc. 4.40% 2051	3,286	2,800
Diamondback Energy, Inc. 4.25% 2052	5,800	4,795
Energy Transfer Operating, LP 5.00% 2050	65,521	56,347
Energy Transfer Partners, LP 5.25% 2029	5,000	4,882
Energy Transfer Partners, LP 5.30% 2047	2,237	1,964
Energy Transfer Partners, LP 6.00% 2048	6,702	6,383
Energy Transfer Partners, LP 6.25% 2049	1,554	1,526
Equinor ASA 3.70% 2050	3,550	3,088
Exxon Mobil Corp. 2.992% 2025	1,700	1,664
Exxon Mobil Corp. 2.61% 2030	1,850	1,655
Exxon Mobil Corp. 3.452% 2051	38,813	32,099
MPLX, LP 1.75% 2026	9,577	8,674
MPLX, LP 5.50% 2049	28,848	27,523
ONEOK, Inc. 2.20% 2025	527	489
ONEOK, Inc. 5.85% 2026	29,031	29,805
ONEOK, Inc. 3.40% 2029	3,629	3,220
ONEOK, Inc. 3.10% 2030	362	313
ONEOK, Inc. 6.35% 2031	18,199	19,030
ONEOK, Inc. 5.20% 2048	28,471	25,481
ONEOK, Inc. 4.45% 2049	1,510	1,211
ONEOK, Inc. 4.50% 2050	6,187	4,964
ONEOK, Inc. 7.15% 2051	12,751	13,589
Petróleos Mexicanos 6.50% 2029	7,368	6,145
Petróleos Mexicanos 6.70% 2032	22,373	17,496
Pioneer Natural Resources Company 2.15% 2031	8,353	6,887
Qatar Petroleum 3.125% 2041[2]	14,120	11,519
Qatar Petroleum 3.30% 2051[2]	5,080	4,060
Sabine Pass Liquefaction, LLC 4.50% 2030	5,421	5,194
Shell International Finance BV 3.875% 2028	2,787	2,737
Shell International Finance BV 2.75% 2030	33,963	30,521
Shell International Finance BV 3.25% 2050	24,590	19,538
Shell International Finance BV 3.00% 2051	3,015	2,269
Total Capital International 3.127% 2050	17,208	13,293
Total SE 2.986% 2041	20,673	16,433
Williams Companies, Inc. 3.50% 2030	6,389	5,757
		532,551
Consumer discretionary 3.39%
Amazon.com, Inc. 3.80% 2024	10,000	10,051
Amazon.com, Inc. 1.50% 2030	7,522	6,270
Amazon.com, Inc. 3.60% 2032	42,571	40,847
Amazon.com, Inc. 2.50% 2050	11,324	7,896
Amazon.com, Inc. 3.10% 2051	10,000	7,808
Amazon.com, Inc. 2.70% 2060	15,230	10,235
American Honda Finance Corp. 1.20% 2025	2,546	2,360
Bayerische Motoren Werke AG 3.45% 2023[2]	18,715	18,699
Bayerische Motoren Werke AG 3.15% 2024[2]	19,510	19,284
Bayerische Motoren Werke AG 2.55% 2031[2]	4,438	3,812
Daimler Trucks Finance North America, LLC 3.65% 2027[2]	4,775	4,537
Daimler Trucks Finance North America, LLC 2.375% 2028[2]	7,525	6,418
Capital Group Central Corporate Bond Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 2.50% 2031[2]	USD18,484	$14,941
DaimlerChrysler North America Holding Corp. 2.70% 2024[2]	30,000	29,228
General Motors Company 5.40% 2048	3,167	2,771
General Motors Financial Co. 1.05% 2024	5,000	4,747
General Motors Financial Co. 1.50% 2026	11,874	10,444
General Motors Financial Co. 2.35% 2027	4,811	4,270
General Motors Financial Co. 2.35% 2031	3,314	2,571
General Motors Financial Co. 2.70% 2031	15,522	12,205
Home Depot, Inc. 2.50% 2027	3,400	3,214
Home Depot, Inc. 2.95% 2029	20,000	18,699
Home Depot, Inc. 2.70% 2030	2,180	1,965
Home Depot, Inc. 1.375% 2031	11,140	8,956
Home Depot, Inc. 5.95% 2041	7,500	8,420
Home Depot, Inc. 3.125% 2049	7,117	5,471
Home Depot, Inc. 3.35% 2050	1,060	846
Hyundai Capital America 1.50% 2026[2]	12,700	11,124
Hyundai Capital America 1.65% 2026[2]	25,324	22,066
Hyundai Capital America 1.80% 2028[2]	1,048	872
Hyundai Capital America 2.00% 2028[2]	37,708	31,313
Hyundai Capital America 2.10% 2028[2]	12,151	10,083
Lowe’s Companies, Inc. 3.00% 2050	7,647	5,251
Marriott International, Inc. 2.85% 2031	11,915	9,938
Marriott International, Inc. 2.75% 2033	4,750	3,725
McDonald’s Corp. 4.60% 2045	1,962	1,848
McDonald’s Corp. 4.45% 2047	3,000	2,789
McDonald’s Corp. 3.625% 2049	4,467	3,622
Morongo Band of Mission Indians 7.00% 2039[2]	5,000	5,608
Starbucks Corp. 3.10% 2023	10,000	9,965
Stellantis Finance US, Inc. 1.711% 2027[2]	8,850	7,663
Stellantis Finance US, Inc. 2.691% 2031[2]	36,879	29,256
Toyota Motor Corp. 0.681% 2024	9,735	9,293
Toyota Motor Credit Corp. 1.15% 2027	21,098	18,398
Toyota Motor Credit Corp. 2.15% 2030	4,122	3,574
Toyota Motor Credit Corp. 3.375% 2030	5,565	5,260
Toyota Motor Credit Corp. 1.65% 2031	4,807	3,934
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	3,312	3,295
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	1,550	1,549
Volkswagen Group of America Finance, LLC 1.25% 2025[2]	3,063	2,763
		470,154
Real estate 2.87%
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,738
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,392
Alexandria Real Estate Equities, Inc. 4.50% 2029	285	277
Alexandria Real Estate Equities, Inc. 3.375% 2031	12,168	10,864
American Tower Corp. 3.55% 2027	6,815	6,437
American Tower Corp. 1.50% 2028	30,000	25,260
American Tower Corp. 2.30% 2031	14,460	11,495
American Tower Corp. 2.70% 2031	22,709	18,824
American Tower Corp. 4.05% 2032	11,144	10,240
Corporate Office Properties, LP 2.25% 2026	8,540	7,662
Crown Castle International Corp. 2.50% 2031	5,874	4,829
Equinix, Inc. 2.625% 2024	8,452	8,141
Equinix, Inc. 2.90% 2026	7,466	6,972
Capital Group Central Corporate Bond Fund — Page 17 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 1.80% 2027	USD5,549	$4,861
Equinix, Inc. 1.55% 2028	21,505	18,258
Equinix, Inc. 3.20% 2029	19,988	17,927
Equinix, Inc. 2.15% 2030	16,964	13,876
Equinix, Inc. 2.50% 2031	35,828	29,449
Equinix, Inc. 3.00% 2050	17,343	11,819
Equinix, Inc. 3.40% 2052	6,828	5,009
Essex Portfolio, LP 2.55% 2031	10,132	8,442
Extra Space Storage, Inc. 2.35% 2032	4,563	3,587
Gaming and Leisure Properties, Inc. 3.35% 2024	1,865	1,782
Invitation Homes Operating Partnership, LP 2.30% 2028	10,244	8,560
Public Storage 2.30% 2031	2,792	2,383
Sun Communities Operating, LP 2.30% 2028	6,698	5,663
Sun Communities Operating, LP 2.70% 2031	36,970	29,821
Sun Communities Operating, LP 4.20% 2032	7,210	6,465
VICI Properties, LP 4.75% 2028	36,173	34,764
VICI Properties, LP 4.95% 2030	25,255	24,284
VICI Properties, LP 5.125% 2032	54,074	51,607
VICI Properties, LP 5.625% 2052	5,452	5,051
Westfield Corp., Ltd. 3.50% 2029[2]	497	437
		398,176
Materials 1.80%
Anglo American Capital PLC 4.75% 2052[2]	6,897	5,828
Celanese US Holdings, LLC 6.379% 2032	12,650	12,572
Dow Chemical Co. 4.55% 2025	1,165	1,176
Dow Chemical Co. 2.10% 2030	12,000	9,809
Dow Chemical Co. 4.80% 2049	15,281	13,956
Dow Chemical Co. 3.60% 2050	22,000	16,840
Ecolab, Inc. 2.125% 2032	30,539	25,768
Ecolab, Inc. 2.70% 2051	6,383	4,532
International Flavors & Fragrances, Inc. 1.832% 2027[2]	23,682	20,311
International Flavors & Fragrances, Inc. 2.30% 2030[2]	28,343	23,247
International Flavors & Fragrances, Inc. 3.468% 2050[2]	2,050	1,506
LYB International Finance III, LLC 2.25% 2030	5,942	4,877
LYB International Finance III, LLC 3.375% 2040	15,336	11,709
LYB International Finance III, LLC 4.20% 2050	8,601	6,971
LYB International Finance III, LLC 3.625% 2051	1,217	898
Mosaic Co. 3.25% 2022	663	663
Mosaic Co. 4.05% 2027	537	521
Nutrien, Ltd. 1.90% 2023	1,152	1,134
Nutrien, Ltd. 5.00% 2049	985	977
Nutrien, Ltd. 3.95% 2050	6,043	5,140
Praxair, Inc. 1.10% 2030	32,375	26,021
Praxair, Inc. 2.00% 2050	6,029	3,791
Rio Tinto Finance (USA), Ltd. 2.75% 2051	13,039	9,431
Sherwin-Williams Company 2.95% 2029	8,148	7,322
Sherwin-Williams Company 2.20% 2032	8,365	6,793
Sherwin-Williams Company 4.50% 2047	1,500	1,339
Sherwin-Williams Company 3.80% 2049	8,170	6,592
Capital Group Central Corporate Bond Fund — Page 18 of 24

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Company 3.30% 2050	USD7,500	$5,492
South32 Treasury (USA), Ltd. 4.35% 2032[2]	16,579	15,108
		250,324
Total corporate bonds, notes & loans		11,790,659
U.S. Treasury bonds & notes 9.17% U.S. Treasury 9.17%
U.S. Treasury 0.125% 2022	7,067	6,998
U.S. Treasury 0.125% 2023	24,648	23,623
U.S. Treasury 0.125% 2023	12,922	12,485
U.S. Treasury 0.125% 2023	9,261	8,955
U.S. Treasury 0.125% 2023	3,192	3,101
U.S. Treasury 0.125% 2023	1,894	1,871
U.S. Treasury 1.375% 2023	5,309	5,265
U.S. Treasury 0.25% 2024	3,664	3,470
U.S. Treasury 0.375% 2024	5,865	5,510
U.S. Treasury 0.375% 2024	2,253	2,143
U.S. Treasury 0.75% 2024	7,447	7,017
U.S. Treasury 1.00% 2024	33,542	31,729
U.S. Treasury 3.25% 2024	68,565	68,262
U.S. Treasury 0.25% 2025	2,272	2,059
U.S. Treasury 0.375% 2025	3,936	3,553
U.S. Treasury 0.375% 2025	2,455	2,262
U.S. Treasury 0.375% 2025	766	693
U.S. Treasury 3.125% 2025	212,490	210,307
U.S. Treasury 0.50% 2026	24,727	22,309
U.S. Treasury 0.75% 2026	72,070	64,871
U.S. Treasury 0.75% 2026	40,924	37,043
U.S. Treasury 0.875% 2026[4]	187,257	170,023
U.S. Treasury 0.875% 2026	26,469	23,908
U.S. Treasury 1.125% 2026	32,198	29,335
U.S. Treasury 0.375% 2027	2,432	2,096
U.S. Treasury 0.50% 2027	6,770	5,924
U.S. Treasury 0.50% 2027	4,418	3,843
U.S. Treasury 0.625% 2027	1,710	1,483
U.S. Treasury 3.125% 2027	117,592	116,513
U.S. Treasury 1.125% 2028	2,518	2,237
U.S. Treasury 1.375% 2028	3,478	3,096
U.S. Treasury 2.75% 2032	212,907	205,205
U.S. Treasury 1.75% 2041	1,770	1,313
U.S. Treasury 2.00% 2041	5,973	4,631
U.S. Treasury 2.375% 2042[4]	31,298	25,901
U.S. Treasury 3.375% 2042	84,600	82,366
U.S. Treasury 2.00% 2051	400	300
U.S. Treasury 2.875% 2052[4]	77,876	71,585
Total U.S. Treasury bonds & notes		1,273,285
Asset-backed obligations 0.90%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[2,5]	11,513	10,043
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[2,5]	9,486	8,625
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[2,5]	726	623
Capital Group Central Corporate Bond Fund — Page 19 of 24

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[2,5]	USD6,780	$5,995
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[2,5]	115,166	100,133
		125,419
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Panama (Republic of) 2.252% 2032	10,400	8,116
United Mexican States 4.40% 2052	3,610	2,774
United Mexican States 3.75% 2071	3,690	2,409
		13,299
Municipals 0.07% California 0.03%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	1,600	1,370
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,032
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,107
		4,509
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,885	5,436
Total municipals		9,945
Total bonds, notes & other debt instruments (cost: $14,964,801,000)		13,212,607
Short-term securities 3.75% Money market investments 3.75%	Shares
Capital Group Central Cash Fund 2.26%[6,7]	5,214,629	521,359
Total short-term securities (cost: $521,295,000)		521,359
Total investment securities 98.91% (cost: $15,486,096,000)		13,733,966
Other assets less liabilities 1.09%		151,044
Net assets 100.00%		$13,885,010
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2022 (000)
2 Year U.S. Treasury Note Futures	Long	2,100	December 2022	USD437,489	$(855)
5 Year U.S. Treasury Note Futures	Short	312	December 2022	(34,576)	126
10 Year U.S. Treasury Note Futures	Short	5,832	December 2022	(681,797)	4,954
10 Year Ultra U.S. Treasury Note Futures	Short	9,778	December 2022	(1,224,083)	6,073
20 Year U.S. Treasury Bond Futures	Long	6,943	December 2022	943,163	(3,874)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,031	December 2022	453,134	128
					$6,552
Capital Group Central Corporate Bond Fund — Page 20 of 24

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 8/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD811,227	$(2,706)	$(7,423)	$4,717
Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 3.75%
Money market investments 3.75%
Capital Group Central Cash Fund 2.26%[6]	$347,338	$1,571,082	$1,396,950	$(175)	$64	$521,359	$1,897
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,522,557,000, which represented 10.97% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $36,846,000, which represented .27% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 8/31/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Capital Group Central Corporate Bond Fund — Page 21 of 24

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,786,861,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $412,846,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Central Corporate Bond Fund — Page 22 of 24

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$11,790,659	$—	$11,790,659
U.S. Treasury bonds & notes	—	1,273,285	—	1,273,285
Asset-backed obligations	—	125,419	—	125,419
Bonds & notes of governments & government agencies outside the U.S.	—	13,299	—	13,299
Municipals	—	9,945	—	9,945
Short-term securities	521,359	—	—	521,359
Total	$521,359	$13,212,607	$—	$13,733,966

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,281	$—	$—	$11,281
Unrealized appreciation on centrally cleared credit default swaps	—	4,717	—	4,717
Liabilities:
Unrealized depreciation on futures contracts	(4,729)	—	—	(4,729)
Total	$6,552	$4,717	$—	$11,269
*	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Central Corporate Bond Fund — Page 23 of 24

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-137-1022O-S89836	Capital Group Central Corporate Bond Fund — Page 24 of 24